Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Inflation Rate Threshold To Determine a Highly Inflationary Economy	100.00%
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization	$ 5.2	$ 5.8	$ 5.9
Capitalized Computer Software, Useful Life, Minimum	3
Capitalized Computer Software, Useful Life, Maximum	7
Property, Plant and Equipment [Abstract]
Depreciation expense	154.5	119.3	111.0
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	25
Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	30
American Safety Razor [Member]
Inventory Adjustments [Abstract]
Inventory Adjustments	(7.0)
Shave Preparation [Member]
Inventory Adjustments [Abstract]
Inventory Adjustments			3.7
Swap [Member]
Interest Rate Derivatives [Abstract]
Notional Amount of Interest Rate Derivatives	$ 300